Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]

7. Accrued Liabilities

The following table details the balance in accrued liabilities (dollars in thousands):

	September 30, 2024	December 31, 2023
Accrued gateway fees	$22	$2,356
Payroll related accruals	1,540	1,235
Accrued legal and professional fees	2,850	1,342
Accrued taxes	295	528
Accrued legal settlement	1,598	-
Other	1,264	294
Total accrued liabilities	$7,569	$5,755

8.	Accrued Liabilities

The following table details the balance in accrued liabilities (dollars in thousands):

	December 31,
	2023	2022
Accrued gateway fees	$2,356	$681
Payroll related accruals	1,235	664
Accrued legal and professional fees	1,342	330
Accrued taxes	306	1,357
Other	516	318

Total accrued liabilities	$5,755	$3,350